Stock-Based Compensation (Details) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 24, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock-Based Compensation [Line Items]
Reserved common stock for issuance		425,896		222,028
FAir value of options granted				62,840	18,788
Unrecognized compensation expense (in Dollars)		$ 159,404
Recognized over a weighted average period		10 months 24 days
Shares were exercisable				107,989	35,933
Expiration period	10 years
Vesting percentage	25.00%
Weighted average period				8 years 14 days	6 years 7 months 6 days
Stock options outstanding [Member]
Stock-Based Compensation [Line Items]
Reserved common stock for issuance		126,988		126,988
Shares were exercisable		112,866
Stock Options [Member]
Stock-Based Compensation [Line Items]
FAir value of options granted				1,156,176	355,191
Option grants total shares					11,859
Vest over period					3 years 4 months 24 days
Shares granted for employees				62,840
Exercise price (in Dollars per share)				$ 23.1
Unvested stock options				250,943
Weighted average period				1 year 4 months 9 days
Warrant [Member]
Stock-Based Compensation [Line Items]
Reserved common stock for issuance		30,076
Shares were exercisable		26,697
Warrant exercise price (in Dollars per share)	$ 100
Unrecognized stock based compensation (in Dollars)		$ 165,721
Unrecognized stock based compensation term		1 year 9 months 18 days
Warrant [Member] | Director [Member]
Stock-Based Compensation [Line Items]
Number of shares issued	3,379
2020 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Reserved common stock for issuance		183,505
Common Stock [Member]
Stock-Based Compensation [Line Items]
Exercise price (in Dollars per share)					$ 21.3
Common Stock [Member] | Stock Options [Member]
Stock-Based Compensation [Line Items]
Stock options employees to purchase shares					18,788